(FPA NEW INCOME, INC. LETTERHEAD)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, CA 90064

Writer’s Direct Dial Number

(310) 996-5436

VIA EDGAR

September 30, 2010

Securities and Exchange Commission

ATTN: Filing Desk, Stop 1-4

100 F Street, N.E.

Washington, DC  20549

RE:                            FPA New Income, Inc. (“Registrant”)

                                               1933 Act File No. 2-30393

                                               1940 Act File No. 811-1735

                                               Schedule DEF 14A

Dear Commissioners:

Enclosed for filing is a copy of Schedule DEF 14A the Registrant’s definitive proxy material for the special meeting of shareholders. The copy of Schedule DEF 14A is marked to show changes from the Schedule PRE 14A filed with the Securities and Exchange Commission (“SEC”) on August 18, 2010. All of the comments provided to the Registrant by the SEC Examiner have been incorporated.

The Registrant will not use the SEC’s comment process as a defense in any securities related litigation initiated by the SEC or any persons under the federal securities laws of the United States.

Very truly yours,

/s/ Sherry Sasaki
Sherry Sasaki
Secretary

Encs.
cc w/encs.:	Eric A.S. Richards, Esq